INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before income taxes	$ (2,508)	$ (2,932)
Taxes under statutory US tax rates	(527)	(616)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	529	(92)
All other	72	857
State taxes	(74)	(149)
Income tax expense